Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash & cash equivalents	$ 8,819,872	$ 69,178	$ 185,256
Accounts receivable	12,445	9,200	18,885
Inventories, net	148,640	92,823	61,283
Prepaid expenses and other current assets	340,469	799,131	310,442
Total current assets	9,321,426	970,332	575,866
Fixed assets, net	528,248	358,887	624,730
Other non-current assets, net	25,365	500	269,083
Total assets	9,875,039	1,329,719	1,469,679
Current liabilities:
Accounts payable	552,994	1,540,618	1,387,677
Accrued liabilities	580,602	2,242,058	3,346,806
Line of credit		1,981,000
Notes payable, net		5,200,599	21,631,427
Warrant liability	1,128	2,140,532	981,747
Supplier financings		218,925	251,146
Current portion of equipment financing	55,800
Total current liabilities	1,190,524	13,323,732	27,598,803
Non-current portion of equipment financing, net	78,933
Credit facility, net	4,731,541
Non-current interest payable	33,905		745,000
Deferred rent	495,239	462,001	510,771
Total liabilities	6,530,142	13,785,733	28,854,574
Commitments and contingencies (see Note 16)
Shareholders’ equity/(deficit):
Series A convertible preferred stock		6,942	2,718
Common stock, $0.0001 par value	445	19	16
Additional paid-in capital	137,749,933	109,958,001	85,800,164
Accumulated deficit	(134,405,481)	(122,420,976)	(113,187,793)
Total shareholders’ equity/(deficit)	3,344,897	(12,456,014)	(27,384,895)
Total liabilities and shareholders’ equity/(deficit)	9,875,039	1,329,719	1,469,679
Pro Forma [Member]
Current assets:
Cash & cash equivalents		69,178
Accounts receivable		9,200
Inventories, net		92,823
Prepaid expenses and other current assets		260,813
Total current assets		432,014
Fixed assets, net		358,887
Other non-current assets, net		500
Total assets		791,401
Current liabilities:
Accounts payable		1,540,618
Accrued liabilities		1,745,899
Line of credit		1,665,757
Supplier financings		218,925
Total current liabilities		5,171,199
Deferred rent		462,001
Total liabilities		5,633,200
Commitments and contingencies (see Note 16)
Shareholders’ equity/(deficit):
Common stock, $0.0001 par value		260
Additional paid-in capital		118,453,075
Accumulated deficit		(123,295,134)
Total shareholders’ equity/(deficit)		(4,841,799)
Total liabilities and shareholders’ equity/(deficit)		$ 791,401